Retirement Benefit Obligations - Summary of Maturity Profile of the Group's Contracted Payments (On a Discounted Basis) (Detail) - Contractual Payments (on a discounted basis) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	€ 34	€ 55	€ 73
Within 1 year [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	19	20	20
Between1 and 2 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	2	19	19
Between 2 and 3 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	2	2	19
Between 3 and 4 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	2	2	2
Between 4 and 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	1	2	2
After 5 years [member]
Disclosure of Information About Maturity Profile of Group's Contracted Payments [Line Items]
Contractual payments to defined benefit scheme	€ 8	€ 10	€ 11